UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 92.50%	Shares	Fair Value

Auto Components — 3.21%
Cooper-Standard Holdings, Inc.(a)	72,900	$9,525,843
Tenneco, Inc.	178,500	7,846,860
Visteon Corporation(a)	80,000	10,339,200
		27,711,903
Automobiles — 0.50%
Thor Industries, Inc.	44,200	4,304,638

Banks — 7.78%
BancorpSouth Bank	436,400	14,379,380
Bank of N.T. Butterfield & Son Ltd. (The)	179,000	8,183,880
Farmers National Banc Corporation	74,836	1,193,634
Financial Institutions, Inc.	102,900	3,385,410
First Citizens BancShares, Inc., Class A	32,700	13,187,910
Hancock Whitney Corporation	288,600	13,463,190
Old Line Bancshares, Inc.	40,646	1,418,952
TowneBank	184,600	5,925,660
TriState Capital Holdings, Inc.(a)	235,100	6,136,110
		67,274,126
Building Products — 5.58%
Advanced Drainage Systems, Inc.	161,700	4,616,535
NCI Building Systems, Inc.(a)	858,929	18,037,509
Trex Company, Inc.(a)	409,442	25,626,975
		48,281,019
Capital Markets — 1.07%
Hamilton Lane, Inc., Class A	113,600	5,449,392
Moelis & Company, Class A	64,100	3,759,465
		9,208,857
Chemicals — 2.48%
Innophos Holdings, Inc.	51,400	2,446,640
KMG Chemicals, Inc.	40,400	2,980,712
Koppers Holdings, Inc.(a)	62,900	2,412,215
Trinseo S.A.	190,400	13,508,880
		21,348,447
Commercial Services & Supplies — 1.61%
Casella Waste Systems, Inc., Class A(a)	87,700	2,245,997
SP Plus Corporation(a)	314,540	11,700,888
		13,946,885

Construction & Engineering — 2.52%
Comfort Systems USA, Inc.	429,300	19,661,940
Quanta Services, Inc.(a)	62,500	2,087,500
		21,749,440
Electric Utilities — 0.77%
Portland General Electric Company	155,500	6,649,180

Electronic Equipment, Instruments & Components — 5.06%
Control4 Corporation(a)	79,300	1,927,783
Jabil, Inc.	1,004,382	27,781,206
TTM Technologies, Inc.(a)	594,700	10,484,561
Vishay Precision Group, Inc.(a)	93,800	3,578,470
		43,772,020
Equity Real Estate Investment Trusts (REITs) — 7.38%
Armada Hoffler Properties, Inc.	947,700	14,120,730
City Office REIT, Inc.	158,000	2,027,140
CorEnergy Infrastructure Trust, Inc.	193,180	7,263,568
Franklin Street Properties Corporation	445,500	3,813,480
InfraREIT, Inc.	186,100	4,125,837
OUTFRONT Media, Inc.	328,800	6,395,160
Select Income REIT	278,900	6,266,883
Xenia Hotel & Resorts, Inc.	810,400	19,741,344
		63,754,142
Food Products — 0.36%
John B. Sanfilippo & Son, Inc.	42,300	3,149,235

Health Care Equipment & Supplies — 1.38%
Lantheus Holdings, Inc.(a)	542,600	7,894,830
Masimo Corporation(a)	41,600	4,062,240
		11,957,070
Health Care Providers & Services — 2.59%
Chemed Corporation	69,600	22,397,976

Hotels, Restaurants & Leisure — 2.61%
Ruth's Hospitality Group, Inc.	802,657	22,514,529

Household Products — 3.03%
Central Garden & Pet Company, Class A(a)	645,444	26,121,119

Industrial Conglomerates — 1.49%
Raven Industries, Inc.	334,214	12,850,528

Insurance — 3.14%
Heritage Insurance Holdings, Inc.	88,400	1,473,628

Infinity Property & Casualty Corporation	78,700	11,202,945
James River Group Holdings Ltd.	108,500	4,262,965
Primerica, Inc.	102,100	10,169,160
		27,108,698
Internet Software & Services — 3.71%
Blucora, Inc.(a)	782,588	28,955,756
QuinStreet, Inc.(a)	242,011	3,073,540
		32,029,296
IT Services — 4.68%
Convergys Corporation	645,100	15,766,244
CSG Systems International, Inc.	410,039	16,758,294
EPAM Systems, Inc.(a)	63,300	7,870,089
		40,394,627
Leisure Products — 0.82%
Johnson Outdoors, Inc., Class A	84,200	7,117,426

Life Sciences Tools & Services — 3.84%
Bruker Corporation	745,100	21,637,704
PRA Health Sciences, Inc.(a)	123,300	11,511,288
		33,148,992
Machinery — 1.41%
Spartan Motors, Inc.	240,000	3,624,000
Terex Corporation	202,800	8,556,132
		12,180,132
Marine — 0.97%
Costamare, Inc.	1,052,500	8,398,950

Media — 1.76%
AMC Networks, Inc., Class A(a)	129,100	8,030,020
MSG Networks, Inc., Class A(a)	299,300	7,168,235
		15,198,255
Metals & Mining — 1.46%
Gold Resource Corporation	985,300	6,493,127
Worthington Industries, Inc.	146,800	6,161,196
		12,654,323
Mortgage Real Estate Investment Trusts (REITs) — 0.49%
Invesco Mortgage Capital, Inc.	263,700	4,192,830

Multi-Utilities — 0.18%
Unitil Corporation	30,100	1,536,304

Oil, Gas & Consumable Fuels — 0.54%
W&T Offshore, Inc.(a)	658,000	4,704,700

Pharmaceuticals — 2.26%
Catalent, Inc.(a)	99,100	4,151,299
Phibro Animal Health Corporation, Class A	333,250	15,346,163
		19,497,462
Professional Services — 1.11%
CRA International, Inc.	58,000	2,951,620
Kforce, Inc.	192,600	6,606,180
		9,557,800
Real Estate Management & Development — 1.32%
HFF, Inc., Class A(a)	58,000	1,992,300
Marcus & Millichap, Inc.(a)	133,200	5,196,132
RMR Group, Inc. (The), Class A	54,225	4,253,951
		11,442,383
Road & Rail — 3.70%
Landstar System, Inc.	292,400	31,930,080

Semiconductors & Semiconductor Equipment — 0.41%
SMART Global Holdings, Inc.(a)	112,100	3,572,627

Software — 0.61%
Progress Software Corporation	135,000	5,240,700

Specialty Retail — 6.79%
DSW, Inc., Class A	847,350	21,878,577
Murphy USA, Inc.(a)	313,400	23,282,486
Sally Beauty Holdings, Inc.(a)	545,000	8,736,350
Sleep Number Corporation(a)	133,700	3,879,974
Winmark Corporation	6,300	935,235
		58,712,622
Thrifts & Mortgage Finance — 1.39%
Federal Agricultural Mortgage Corporation, Class C	86,801	7,766,953
NMI Holdings, Inc., Class A(a)	260,732	4,249,932
		12,016,885
Trading Companies & Distributors — 2.49%
Applied Industrial Technologies, Inc.	203,200	14,254,480
Rush Enterprises, Inc., Class A(a)	168,300	7,300,854
		21,555,334
Total Common Stocks (Cost $740,380,171)		799,181,540

MONEY MARKET FUNDS - 7.18%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(b)	62,049,209	62,049,209

Total Money Market Funds (Cost $62,049,209)	62,049,209

Total Investments — 99.68% (Cost $802,429,380)	861,230,749

Other Assets in Excess of Liabilities — 0.32%	2,776,868

NET ASSETS — 100.00%	$864,007,617

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 97.42%	Shares	Fair Value

Aerospace & Defense — 5.07%
Axon Enterprise, Inc.(a)	3,450	$217,971
Wesco Aircraft Holdings, Inc.(a)	13,627	153,304
		371,275
Biotechnology — 6.84%
Emergent BioSolutions, Inc.(a)	3,500	176,715
Sarepta Therapeutics, Inc.(a)	2,450	323,841
		500,556
Building Products — 2.35%
Builders FirstSource, Inc.(a)	9,400	171,926

Construction & Engineering — 2.71%
MasTec, Inc.(a)	3,900	197,925

Consumer Finance — 6.06%
Enova International, Inc.(a)	4,295	156,982
EZCORP, Inc., Class A(a)	9,150	110,258
Green Dot Corporation, Class A(a)	2,400	176,136
		443,376
Diversified Consumer Services — 5.44%
Grand Canyon Education, Inc.(a)	2,050	228,800
Weight Watchers International, Inc.(a)	1,675	169,342
		398,142
Electronic Equipment, Instruments & Components — 1.63%
II-VI, Inc.(a)	2,750	119,488

Energy Equipment & Services — 1.81%
Helix Energy Solutions Group, Inc.(a)	15,850	132,031

Health Care Equipment & Supplies — 8.54%
Inogen, Inc.(a)	1,175	218,938
Quidel Corporation(a)	3,300	219,450
STAAR Surgical Company(a)	6,000	186,000
		624,388
Hotels, Restaurants & Leisure — 6.75%
BJ's Restaurants, Inc.	2,850	171,000
Eldorado Resorts, Inc.(a)	4,730	184,942
Penn National Gaming, Inc.(a)	4,100	137,719
		493,661

Internet & Direct Marketing Retail — 1.52%
Groupon, Inc.(a)	25,800	110,940

Internet Software & Services — 8.30%
Etsy, Inc.(a)	4,750	200,403
Hortonworks, Inc.(a)	11,000	200,420
Nutanix, Inc., Class A(a)	4,000	206,279
		607,102
Leisure Products — 1.80%
Callaway Golf Company	6,950	131,842

Machinery — 4.28%
Chart Industries, Inc.(a)	2,100	129,528
Navistar International Corporation(a)	4,515	183,851
		313,379
Media — 4.28%
World Wrestling Entertainment, Inc., Class A	4,300	313,126

Metals & Mining — 1.89%
Century Aluminum Company(a)	8,800	138,600

Oil, Gas & Consumable Fuels — 1.78%
Delek US Holdings, Inc.	2,600	130,442

Pharmaceuticals — 1.57%
Corcept Therapeutics, Inc.(a)	7,300	114,756

Professional Services — 1.95%
Korn/Ferry International	2,300	142,439

Semiconductors & Semiconductor Equipment — 4.45%
Advanced Micro Devices, Inc.(a)	21,700	325,283

Software — 11.19%
Proofpoint, Inc.(a)	1,775	204,675
Take-Two Interactive Software, Inc.(a)	1,850	218,965
Varonis Systems, Inc.(a)	2,925	217,913
Zynga, Inc., Class A(a)	43,400	176,638
		818,191
Technology Hardware, Storage & Peripherals — 1.86%
Pure Storage, Inc., Class A(a)	5,700	136,116

Textiles, Apparel & Luxury Goods — 3.16%
Deckers Outdoor Corporation(a)	2,050	231,425

Trading Companies & Distributors — 2.19%
NOW, Inc.(a)	12,000	159,960

Total Common Stocks (Cost $6,470,437)		7,126,369

MONEY MARKET FUNDS - 2.51%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(b)	183,762	183,762

Total Money Market Funds (Cost $183,762)		183,762

Total Investments — 99.93% (Cost $6,654,199)		7,310,131

Other Assets in Excess of Liabilities — 0.07%		5,260

NET ASSETS — 100.00%		$7,315,391

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 97.00%	Shares	Fair Value

Aerospace & Defense — 2.19%
Arconic, Inc.	7,300	$124,173

Banks — 5.77%
Commerce Bancshares, Inc.	1,750	113,243
KeyCorp	4,850	94,769
M&T Bank Corporation	700	119,105
		327,117
Building Products — 1.92%
Johnson Controls International PLC	3,250	108,713

Chemicals — 4.57%
Celanese Corporation, Series A	700	77,742
Sherwin-Williams Company (The)	175	71,325
W.R. Grace & Company	1,500	109,965
		259,032
Commercial Services & Supplies — 1.81%
Republic Services, Inc.	1,500	102,540

Consumer Finance — 2.02%
Synchrony Financial	3,425	114,327

Containers & Packaging — 4.43%
Crown Holdings, Inc.(a)	3,500	156,660
Graphic Packaging Holding Company	6,500	94,315
		250,975
Electric Utilities — 4.90%
Alliant Energy Corporation	2,300	97,336
Edison International	1,350	85,415
Pinnacle West Capital Corporation	1,175	94,658
		277,409
Electrical Equipment — 1.34%
AMETEK, Inc.	1,050	75,768

Energy Equipment & Services — 1.21%
Patterson-UTI Energy, Inc.	3,800	68,400

Equity Real Estate Investment Trusts (REITs) — 9.81%
American Tower Corporation	540	77,852

Brixmor Property Group, Inc.	9,100	158,612
Colony Capital, Inc.	22,300	139,152
Public Storage	475	107,759
Retail Properties of America, Inc., Class A	5,650	72,207
		555,582
Food Products — 3.87%
Ingredion, Inc.	960	106,272
J.M. Smucker Company (The)	1,050	112,854
		219,126
Health Care Providers & Services — 6.29%
Centene Corporation(a)	650	80,087
Henry Schein, Inc.(a)	2,200	159,807
Laboratory Corporation of America Holdings(a)	650	116,695
		356,589
Hotels, Restaurants & Leisure — 2.19%
Aramark	3,340	123,914

Household Durables — 2.41%
Newell Brands, Inc.	5,300	136,687

Industrial Conglomerates — 0.93%
Roper Technologies, Inc.	190	52,423

Insurance — 7.57%
Assured Guaranty Ltd.	2,950	105,404
Everest Re Group Ltd.	550	126,763
Markel Corporation(a)	110	119,278
Torchmark Corporation	950	77,340
		428,785
IT Services — 2.22%
Amdocs Ltd.	1,900	125,761

Machinery — 3.00%
Donaldson Company, Inc.	1,750	78,960
Snap-on, Inc.	565	90,806
		169,766
Multi-Line Retail — 4.07%
Dollar General Corporation	1,225	120,785
Dollar Tree, Inc.(a)	1,290	109,650
		230,435
Multi-Utilities — 1.71%
CMS Energy Corporation	2,050	96,924

Oil, Gas & Consumable Fuels — 7.03%
Anadarko Petroleum Corporation	2,425	177,631
Antero Resources Corporation(a)	4,150	88,603
Pioneer Natural Resources Company	700	132,468
		398,702
Professional Services — 3.11%
Nielsen Holdings PLC	2,900	89,696
Verisk Analytics, Inc.(a)	800	86,112
		175,808
Road & Rail — 2.09%
Kansas City Southern	1,120	118,675

Software — 1.37%
Verint Systems, Inc.(a)	1,750	77,613

Specialty Retail — 6.29%
Advance Auto Parts, Inc.	700	94,990
CarMax, Inc.(a)	2,050	149,383
O'Reilly Automotive, Inc.(a)	410	112,164
		356,537
Technology Hardware, Storage & Peripherals — 0.95%
NCR Corporation(a)	1,800	53,964

Trading Companies & Distributors — 1.93%
HD Supply Holdings, Inc.(a)	2,550	109,370

Total Common Stocks (Cost $5,501,655)		5,495,115

MONEY MARKET FUNDS - 2.77%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(b)	157,175	157,175

Total Money Market Funds (Cost $157,175)		157,175

Total Investments — 99.77% (Cost $5,658,830)		5,652,290

Other Assets in Excess of Liabilities — 0.23%		13,126

NET ASSETS — 100.00%		$5,665,416

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$802,354,728	$78,585,326	$(19,709,305)	$58,876,021
Small-Cap Growth Fund	$6,654,199	$754,309	$(98,377)	$655,932
Mid-Cap Growth Fund	$5,658,830	$231,840	$(238,380)	$(6,540)

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

June 30, 2018

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2018

(Unaudited)

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Capitol Series Trust’s (the “Trust”) Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2018

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$799,181,540	$-	$-	$799,181,540
Money Market Funds	62,049,209	-	-	62,049,209
Total	$861,230,749	$-	$-	$861,230,749

Small-Cap Growth Fund
Common Stocks (a)	$7,126,369	$-	$-	$7,126,369
Money Market Funds	183,762	-	-	183,762
Total	$7,310,131	$-	$-	$7,310,131

Mid-Cap Value Fund
Common Stocks (a)	$5,495,115	$-	$-	$5,495,115
Money Market Funds	157,175	-	-	157,175
Total	$5,652,290	$-	$-	$5,652,290

(a)	Refer to Schedules of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of June 30, 2018 based on input levels assigned at September 30, 2017.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Dina A. Tantra
Dina A. Tantra, Chief Executive Officer and President

Date	8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina A. Tantra
Dina A. Tantra, Chief Executive Officer and President

Date	8/24/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	8/24/2018